Other income - Narrative (Details)	1 Months Ended	12 Months Ended
	Jun. 30, 2020 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Jun. 05, 2018 USD ($)	Feb. 09, 2018 USD ($)	Dec. 31, 2015 EUR (€)
Other Income [Line Items]
Benefit recognized on waiver of debt		€ 8,423,000
Grant income		9,307,000	€ 1,778,000	€ 5,378,000
Contribution received to support clinical development			1,300,000
Innovation credit
Other Income [Line Items]
Benefit recognized on waiver of debt	€ 8,423,000
Foundation Fighting Blindness
Other Income [Line Items]
Amount of funds available for qualified projects | $						$ 7,500,000
Grant income		624,000	1,312,000
EBRP and EBMRF
Other Income [Line Items]
Amount of funds available for qualified projects | $					$ 5,000,000
Grant income		€ 0	0
Contribution received to support clinical development			€ 1,301,000
EC Horizon 2020 Program
Other Income [Line Items]
Amount of funds available for qualified projects							€ 80,000,000,000
Clinical support agreement
Other Income [Line Items]
Amount of funds available for qualified projects							4,627,000
Clinical support agreement | Entity And Academic Partners [member]
Other Income [Line Items]
Amount of funds available for qualified projects							€ 5,997,000